Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
(14)	INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

Xing Wei did not derive any income that is subject to Hong Kong profits tax for the taxable years ended December 31, 2019, 2020 and 2021. Accordingly, no provision for Hong Kong profits tax was required.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%. If an HNTE enterprise no longer satisfies the related accreditation criteria, its certificate will be cancelled and it will cease to be entitled to the related tax incentives.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Education received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Education to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. In October 2017, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019. In December 2020, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2020 to December 31, 2022.

In December 2009, Muhua Shangce received approval from the tax authority that it qualified as an HNTE. The certificate entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2009 to December 31, 2011. In July 2012, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. In November 2015, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2015 to December 31, 2017. In October 2018, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2018 to December 31, 2020. Muhua Shangce was no longer consolidated into the Group after the disposal of its entire equity interests on June 2, 2021. See note 15.

The EIT Law and its relevant regulations impose a withholding tax at 10% for earnings generated beginning January 1, 2008, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of December 31, 2020 and 2021, the Company has not provided for income taxes on earnings of RMB 2,270,928 and RMB 2,820,818 respectively, generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB 227,093 and RMB 282,082, respectively as of December 31, 2020 and 2021.

Loss from continuing operations before income taxes were generated in the following jurisdictions:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(23,094,955)	(15,482,426)	(18,488,181)
PRC	(118,145,074)	(95,351,791)	(19,442,469)
Hong Kong	(21,586)	(19,367)	(19,044)
Loss before continuing operations before income taxes	(141,261,615)	(110,853,584)	(37,949,694)

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC
Current income tax expense	905,078	14,402	22,781
Deferred income tax benefit	(8,054,197)	(10,283,238)	(1,562,358)
Total income tax benefit	(7,149,119)	(10,268,836)	(1,539,577)

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended December 31, 2019, 2020 and 2021 to earnings before income taxes due to the following:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Computed “expected” income tax expenses (benefit)	(35,315,404)	(27,713,394)	(9,487,423)
Increase in valuation allowance	23,171,671	11,770,037	10,531,372
Entities not subject to income tax	4,576,771	3,445,048	1,691,406
Non-deductible expenses
Entertainment	394,380	226,312	280,436
Share-based compensation	1,202,364	444,196	259,993
Other non-deductible expenses	306,314	1,634,539	3,927,212
Additional deduction of research and development costs	(240,404)	(288,502)	(120,598)
Disposal of Equity Interests in Muhua Shangce	—	—	(8,385,539)
Other	(1,244,811)	212,928	(236,436)
Actual income tax benefit	(7,149,119)	(10,268,836)	(1,539,577)

The applicable PRC statutory income tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31, 2020	December 31, 2021
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	37,387,150	27,926,708
Impairment loss of long-term investments	9,023,946	10,523,946
Lease liability	10,244,488	10,179,317
Impairment loss of intangible assets and other non-current assets	3,013,216	945,446
Provision for loan receivable and other receivables	1,887,015	1,887,015
Accrued expenses and other payables	4,010,281	2,818,170
Property and equipment, net	890,374	81,512
Donation	5,268,750	7,500,000
Total gross deferred income tax assets	71,725,220	61,862,114
Less: valuation allowance	(56,172,945)	(48,897,848)
Total deferred income tax assets, net	15,552,275	12,964,266
Deferred income tax liabilities:
Intangible assets	27,646,528	23,338,194
Right-of-use assets	9,891,733	9,838,270
Deferred revenues	1,090,988	—
Contract cost assets	3,416,705	4,719,124
Total gross deferred income tax liabilities	42,045,954	37,895,588
Net deferred income tax assets	2,491,792	—
Net deferred income tax liabilities	28,985,472	24,931,322

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the period	21,275,591	44,713,570	56,172,945
Additions	23,437,979	11,770,037	10,531,372
Reduction as a result of disposal of subsidiaries	—	(310,662)	(17,806,469)
Balance at the end of the period	44,713,570	56,172,945	48,897,848

As of December 31, 2021, the valuation allowance of RMB 48,897,848 was related to the deferred income tax assets of PRC entities which were in loss position.

As of December 31, 2021, the Group had tax loss carry forwards for PRC income tax purpose of RMB 111,706,832 of which RMB 13,047, RMB 4,158,531, RMB 10,189,769, RMB 6,212,547, RMB 3,692,800, RMB 18,959,483, nil , RMB 28,305,140, RMB 23,594,429, and RMB 16,581,086 will expire if unused by December 31, 2022, 2023, 2024, 2025, 2026, 2027, 2028, 2029, 2030 and 2031, respectively.

For the years ended December 31, 2019, 2020 and 2021, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning 2017.